Performance Management	Apr. 30, 2026
Morningstar Conservative ETF Asset Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and ten years compared with those of the Bloomberg US Aggregate Bond Index, a broad-based securities market index, as well as the 14% Morningstar US Market Extended TR Index / 6% Morningstar Global Markets ex-US NR Index USD/ 58% Bloomberg U.S. Universal TR USD/ 12% FTSE WGBI NonUSD USD/ 10% ICE Bank of America Merrill Lynch (“BofAML”) Treasury 3 Month TR Index, and the 20% S&P 500 Index/73% Bloomberg U.S. Aggregate Bond Index /7% ICE BofAML Treasury 3 Month TR Index, additional indexes that are representative of the Portfolio’s investment strategy.

Class II shares and Class I shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. If such fees and charges were taken into account, returns would be lower. The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and ten years compared with those of the Bloomberg US Aggregate Bond Index, a broad-based securities market index, as well as the 14% Morningstar US Market Extended TR Index / 6% Morningstar Global Markets ex-US NR Index USD/ 58% Bloomberg U.S. Universal TR USD/ 12% FTSE WGBI NonUSD USD/ 10% ICE Bank of America Merrill Lynch (“BofAML”) Treasury 3 Month TR Index, and the 20% S&P 500 Index/73% Bloomberg U.S. Aggregate Bond Index /7% ICE BofAML Treasury 3 Month TR Index, additional indexes that are representative of the Portfolio’s investment strategy.
Bar Chart [Heading]	Morningstar Conservative ETF Asset Allocation Portfolio – Class I
Bar Chart Closing [Text Block]
Best Quarter:	12/31/2023	6.63%
Worst Quarter:	06/30/2022	-6.68%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	1-866-432-2926
Morningstar Conservative ETF Asset Allocation Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.63%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.68%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Morningstar Income and Growth ETF Asset Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and ten years compared with those of the Bloomberg US Aggregate Bond Index, a broad-based securities market index, as well as the 28% Morningstar US Market Extended TR Index / 12% Morningstar Global Markets ex-US NR Index USD/ 46% Bloomberg U.S. Universal TR USD/ 9% FTSE WGBI NonUSD USD/ 5% ICE Bank of America Merrill Lynch (“BofAML”) Treasury 3 Month TR Index, and the 40% S&P 500 Index/55% Bloomberg U.S. Aggregate Bond Index/5% ICE BofAML Treasury 3 Month TR Index, additional indexes that are representative of the Portfolio’s investment strategy.

Class II shares and Class I shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. If such fees and charges were taken into account, returns would be lower. The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and ten years compared with those of the Bloomberg US Aggregate Bond Index, a broad-based securities market index, as well as the 28% Morningstar US Market Extended TR Index / 12% Morningstar Global Markets ex-US NR Index USD/ 46% Bloomberg U.S. Universal TR USD/ 9% FTSE WGBI NonUSD USD/ 5% ICE Bank of America Merrill Lynch (“BofAML”) Treasury 3 Month TR Index, and the 40% S&P 500 Index/55% Bloomberg U.S. Aggregate Bond Index/5% ICE BofAML Treasury 3 Month TR Index, additional indexes that are representative of the Portfolio’s investment strategy.
Bar Chart [Heading]	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I
Bar Chart Closing [Text Block]
Best Quarter:	06/30/2020	9.30%
Worst Quarter:	03/31/2020	-9.90%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	1-866-432-2926
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(9.90%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Morningstar Balanced ETF Asset Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and ten years compared with those of the Bloomberg US Aggregate Bond Index, a broad-based securities market index, as well as the 42% Morningstar US Market Extended TR Index / 18% Morningstar Global Markets ex-US NR Index USD/ 32% Bloomberg U.S. Universal TR USD/ 6% FTSE WGBI NonUSD USD/ 2% ICE Bank of America Merrill Lynch (“BofAML”) Treasury 3 Month TR Index and the 60% S&P 500 Index/38% Bloomberg U.S. Aggregate Bond Index/2% ICE BofAML Treasury 3 Month TR Index, additional indexes that are representative of the Portfolio’s investment strategy.

Class II shares and Class I shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. If such fees and charges were taken into account, returns would be lower. The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and ten years compared with those of the Bloomberg US Aggregate Bond Index, a broad-based securities market index, as well as the 42% Morningstar US Market Extended TR Index / 18% Morningstar Global Markets ex-US NR Index USD/ 32% Bloomberg U.S. Universal TR USD/ 6% FTSE WGBI NonUSD USD/ 2% ICE Bank of America Merrill Lynch (“BofAML”) Treasury 3 Month TR Index and the 60% S&P 500 Index/38% Bloomberg U.S. Aggregate Bond Index/2% ICE BofAML Treasury 3 Month TR Index, additional indexes that are representative of the Portfolio’s investment strategy.
Bar Chart [Heading]	Morningstar Balanced ETF Asset Allocation – Class I
Bar Chart Closing [Text Block]
Best Quarter:	06/30/2020	12.79%
Worst Quarter:	03/31/2020	-15.14%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	1-866-432-2926
Morningstar Balanced ETF Asset Allocation Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.79%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(15.14%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Morningstar Growth ETF Asset Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and ten years compared with those of the Bloomberg US 1000 Index, a broad-based securities market index, as well as the 56% Morningstar US Market Extended TR Index / 24% Morningstar Global Markets ex-US NR Index USD/ 15% Bloomberg U.S. Universal TR USD/ 3% FTSE WGBI Non USD USD/ 2% ICE Bank of America Merrill Lynch (“BofAML”) Treasury 3 Month TR Index and the 80% S&P 500 Index/20% Bloomberg U.S. Aggregate Bond Index, additional indexes that are representative of the Portfolio’s investment strategy.

Class II shares and Class I shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. If such fees and charges were taken into account, returns would be lower. The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and ten years compared with those of the Bloomberg US 1000 Index, a broad-based securities market index, as well as the 56% Morningstar US Market Extended TR Index / 24% Morningstar Global Markets ex-US NR Index USD/ 15% Bloomberg U.S. Universal TR USD/ 3% FTSE WGBI Non USD USD/ 2% ICE Bank of America Merrill Lynch (“BofAML”) Treasury 3 Month TR Index and the 80% S&P 500 Index/20% Bloomberg U.S. Aggregate Bond Index, additional indexes that are representative of the Portfolio’s investment strategy.
Bar Chart [Heading]	Morningstar Growth ETF Asset Allocation Portfolio – Class I
Bar Chart Closing [Text Block]
Best Quarter:	06/30/2020	15.68%
Worst Quarter:	03/31/2020	-19.69%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	1-866-432-2926
Morningstar Growth ETF Asset Allocation Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	15.68%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and ten years compared with those of the Bloomberg US 1000 Index, a broad-based securities market index, as well as the 67% Morningstar US Market Extended TR Index / 28% Morningstar Global Markets ex-US NR Index USD/ 3% Bloomberg U.S. Universal TR USD/ 2% ICE Bank of America Merrill Lynch (“BofAML”) Treasury 3 Month TR Index and the 95% S&P 500 Index/5% Bloomberg U.S. Aggregate Bond Index, additional indexes that are representative of the Portfolio’s investment strategy.

Class II shares and Class I shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. If such fees and charges were taken into account, returns would be lower. The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and ten years compared with those of the Bloomberg US 1000 Index, a broad-based securities market index, as well as the 67% Morningstar US Market Extended TR Index / 28% Morningstar Global Markets ex-US NR Index USD/ 3% Bloomberg U.S. Universal TR USD/ 2% ICE Bank of America Merrill Lynch (“BofAML”) Treasury 3 Month TR Index and the 95% S&P 500 Index/5% Bloomberg U.S. Aggregate Bond Index, additional indexes that are representative of the Portfolio’s investment strategy.
Bar Chart [Heading]	Morningstar Aggressive Growth ETF Asset Allocation – Class I
Bar Chart Closing [Text Block]
Best Quarter:	06/30/2020	17.92%
Worst Quarter:	03/31/2020	-23.64%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	1-866-432-2926
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	17.92%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(23.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020
ALPS/Alerian Energy Infrastructure Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for the one year, five-year, and ten-year periods compared with those of the Bloomberg US 1000 Index, a broad-based securities market index, and the Alerian Midstream Energy Select Index, an additional index that is representative of the Portfolio’s investment strategy.

Class III shares and Class I shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class III shares. Accordingly, performance would have been lower if Class III expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. If such fees and charges were taken into account, returns would be lower. The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for the one year, five-year, and ten-year periods compared with those of the Bloomberg US 1000 Index, a broad-based securities market index, and the Alerian Midstream Energy Select Index, an additional index that is representative of the Portfolio’s investment strategy.
Bar Chart [Heading]	ALPS | Alerian Energy Infrastructure Portfolio – Class I
Bar Chart Closing [Text Block]
Best Quarter:	06/30/2020	36.95%
Worst Quarter:	03/31/2020	-49.55%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	1-866-432-2926
ALPS/Alerian Energy Infrastructure Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	36.95%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(49.55%)
Lowest Quarterly Return, Date	Mar. 31, 2020
ALPS Global Opportunity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five-year, and ten-year periods compared with those of the Morningstar Developed Markets Index, a broad-based securities market index, as well as the Red Rocks Global Listed Private Equity Index and the Morningstar Global Markets Mid Cap Index, additional indexes that are representative of the Portfolio’s investment strategy.

Class III shares and Class I shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class III shares. Accordingly, performance would have been lower if Class III expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. If such fees and charges were taken into account, returns would be lower. The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five-year, and ten-year periods compared with those of the Morningstar Developed Markets Index, a broad-based securities market index, as well as the Red Rocks Global Listed Private Equity Index and the Morningstar Global Markets Mid Cap Index, additional indexes that are representative of the Portfolio’s investment strategy.
Bar Chart [Heading]	ALPS Global Opportunity Portfolio – Class I
Bar Chart Closing [Text Block]
Best Quarter:	06/30/2020	20.75%
Worst Quarter:	03/31/2020	-30.58%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	1-866-432-2926
ALPS Global Opportunity Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.75%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(30.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020